Note 24 - Post-employment and other employee benefit commitments	6 Months Ended
Jun. 30, 2018
Post-employment and other employee benefit commitments
Post-Employment and other employee benefit commitments

Post-employment and other employee benefit commitments

Employees are covered by defined contribution for the majority of active employees, with the plans in Spain and Mexico being the most significant. Most of the defined benefit plans are for individuals already retired, and are closed to new employees, the most significant being those in Spain, Mexico, the United States and Turkey. In Mexico, the Group provides post-retirement medical benefits to a closed group of employees and their family members.

The amounts relating to post-employment benefits charged to the profit and loss account and other comprehensive income for the six month periods ended June 30, 2018 and 2017 are as follows:

Consolidated Income Statement Impact (Millions of Euros)
	Notes	June 2018	June 2017
Interest income and expenses		41	41
Personnel expenses		81	84
Defined contribution plan expense	39.1	51	52
Defined benefit plan expense	39.1	30	32
Provisions, net	41	57	212
Total impact on Income Statement: Expense (Income)		179	337